UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

Insert Schedule of Investments file here: Ivy High Income Opportunities Fund.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Consumer Discretionary

Advertising – 0.4%
Acosta, Inc.,
7.750%, 10–1–22 (A)		$200	$203
Lamar Media Corp.,
5.375%, 1–15–24 (B)		977	1,006

			1,209

Apparel Retail – 1.2%
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (A)(D)		276	244
Gymboree Corp. (The),
9.125%, 12–1–18		488	188
Hot Topic, Inc.,
9.250%, 6–15–21 (A)(B)		976	1,044
Nine West Holdings, Inc.,
8.250%, 3–15–19 (A)		2,610	2,180

			3,656

Auto Parts & Equipment – 1.4%
IDQ Holdings, Inc.,
11.500%, 4–1–17 (A)(B)		132	140
Schaeffler Finance B.V.:
4.250%, 5–15–21 (A)(B)		886	864
6.750%, 11–15–22 (A)(B)(D)		277	289
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (A)(C)(D)	EUR	2,275	2,863

			4,156

Automobile Manufacturers – 0.5%
Group 1 Automotive, Inc.,
5.000%, 6–1–22 (A)(B)		$695	679
Navistar International Corp.,
8.250%, 11–1–21 (B)		947	934

			1,613

Automotive Retail – 0.6%
Asbury Automotive Group, Inc.,
6.000%, 12–15–24 (A)(B)		868	883
Sonic Automotive, Inc.,
5.000%, 5–15–23 (B)		919	892

			1,775

Broadcasting – 3.9%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (A)(B)		481	485
5.625%, 2–15–24 (A)(B)		350	352
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20 (B)		119	123
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (B)		10,000	10,525

			11,485

Cable & Satellite – 12.9%
Altice S.A.:
7.250%, 5–15–22 (A)(C)	EUR	152	186
7.750%, 5–15–22 (A)(B)		$1,390	1,393
Cablevision Systems Corp.,
5.875%, 9–15–22 (B)		10,000	10,125
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21 (B)		206	208
5.250%, 9–30–22 (B)		276	275
5.125%, 2–15–23 (B)		276	270
5.750%, 9–1–23 (B)		69	70
5.750%, 1–15–24 (B)		276	279
CCOH Safari LLC:
5.500%, 12–1–22 (B)		1,030	1,045
5.750%, 12–1–24 (B)		1,546	1,563
DISH DBS Corp.:
6.750%, 6–1–21 (B)		7,500	8,063
5.875%, 7–15–22 (B)		2,000	2,050
Numericable Group S.A.,
6.000%, 5–15–22 (A)		625	628
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (A)(B)		905	932
5.750%, 8–1–21 (A)(B)		2,513	2,570
4.625%, 5–15–23 (A)(B)		4,586	4,288
VTR Finance B.V.,
6.875%, 1–15–24 (A)		3,584	3,656
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (A)(D)		299	300

			37,901

Casinos & Gaming – 1.6%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (A)(C)	CAD	904	765
MCE Finance Ltd.,
5.000%, 2–15–21 (A)(B)		$2,390	2,235
Wynn Macau Ltd.,
5.250%, 10–15–21 (A)(B)		1,931	1,815

			4,815

Distributors – 0.9%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (A)		2,618	2,697

Leisure Facilities – 0.3%
Regal Entertainment Group,
5.750%, 2–1–25 (B)		950	874

Movies & Entertainment – 1.1%
AMC Entertainment, Inc.,
5.875%, 2–15–22 (B)		250	254
Cinemark USA, Inc.:
5.125%, 12–15–22 (B)		533	521
4.875%, 6–1–23 (B)		1,651	1,560
WMG Acquisition Corp.:
5.625%, 4–15–22 (A)(B)		161	156
6.750%, 4–15–22 (A)		712	648

			3,139

Specialized Consumer Services – 3.9%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (A)(C)	GBP	931	1,595
B–Corp Merger Sub, Inc.,
8.250%, 6–1–19		$4,000	3,620
Carlson Travel Holdings,
7.500%, 8–15–19 (A)(D)		800	806
Carlson Wagonlit B.V.,
6.875%, 6–15–19 (A)(B)		107	112
Lansing Trade Group,
9.250%, 2–15–19 (A)(B)		1,170	1,094
Nielsen Finance,
5.500%, 10–1–21 (A)(B)		1,396	1,424
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (A)(B)		2,677	2,690

			11,341

Specialty Stores – 1.4%
Jo–Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (A)(D)		1,046	889
Jo–Ann Stores, Inc.,
8.125%, 3–15–19 (A)		81	75
Michaels Stores, Inc.,
5.875%, 12–15–20 (A)(B)		240	243
New Academy Finance Co. LLC,
8.000%, 6–15–18 (A)(D)		2,000	1,980
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (D)		826	830

			4,017

Total Consumer Discretionary – 30.1%			88,678
Consumer Staples

Agricultural Products – 1.8%
American Seafoods Group LLC,
10.750%, 5–15–16 (A)		5,787	5,179

Food Distributors – 0.8%
Diamond Foods, Inc.,
7.000%, 3–15–19 (A)		1,457	1,493
Simmons Foods, Inc.,
7.875%, 10–1–21 (A)		1,000	983

			2,476

Packaged Foods & Meats – 1.0%
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7–15–24 (A)(B)		2,496	2,452
Post Holdings, Inc.,
7.375%, 2–15–22 (B)		515	515

			2,967

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (A)		1,630	1,602

Total Consumer Staples – 4.1%			12,224

Energy

Coal & Consumable Fuels – 0.8%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (A)		2,427	2,397

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (A)(B)		617	436

Oil & Gas Equipment & Services – 0.1%
Seventy Seven Energy, Inc.,
6.500%, 7–15–22 (B)		360	211

Oil & Gas Exploration & Production – 0.5%
Chesapeake Energy Corp.:
3.481%, 4–15–19 (B)(E)		338	331
4.875%, 4–15–22 (B)		614	597
Rice Energy, Inc.,
6.250%, 5–1–22 (A)(B)		69	64
RSP Permian, Inc.,
6.625%, 10–1–22 (A)(B)		508	473

			1,465

Oil & Gas Refining & Marketing – 4.2%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (A)		3,074	2,674
Offshore Group Investment Ltd.,
7.500%, 11–1–19 (B)		2,006	1,494
Samson Investment Co.,
9.750%, 2–15–20 (E)		5,000	2,072
Shelf Drilling Holdings Ltd.,
8.625%, 11–1–18 (A)(B)		7,608	6,239

			12,479

Total Energy – 5.8%			16,988
Financials

Consumer Finance – 2.4%
Creditcorp,
12.000%, 7–15–18 (A)(B)		5,248	5,091
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (A)		2,033	1,992

			7,083

Diversified Capital Markets – 2.9%
Mobile Challenger Intermediate Group S.A.:
8.750%, 3–15–19 (A)(C)(D)	EUR	2,000	2,450
8.750%, 3–15–19 (A)(C)(D)	CHF	2,000	2,033
Patriot Merger Corp.,
9.000%, 7–15–21 (A)(B)		$3,827	4,009

			8,492

Other Diversified Financial Services – 1.2%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (A)(D)		896	869
Abengoa Finance SAU,
7.750%, 2–1–20 (A)(B)		163	144

Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (A)	237	229
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (A)(B)	1,925	1,920
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (A)(B)(D)	263	274

		3,436

Property & Casualty Insurance – 0.4%
Hockey Merger Sub 2 Inc.,
7.875%, 10–1–21 (A)	1,300	1,294

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (A)(D)	970	960

Real Estate Services – 1.2%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (A)(B)	3,571	3,571

Specialized Finance – 3.3%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (A)	812	814
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (A)(B)	5,208	5,156
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (A)(B)	4,625	3,885

		9,855

Specialized REITs – 1.9%
Aircastle Ltd.,
5.125%, 3–15–21	1,719	1,719
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19 (B)	3,669	3,752

		5,471

Thrifts & Mortgage Finance – 2.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (A)(B)	7,500	7,275

Total Financials – 16.1%		47,437
Health Care

Health Care Equipment – 0.2%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (A)(B)	687	706

Health Care Facilities – 9.5%
AmSurg Corp.,
5.625%, 11–30–20 (B)	485	496
AmSurg Escrow Corp.,
5.625%, 7–15–22 (A)	751	770
Capsugel S.A.,
7.000%, 5–15–19 (A)(D)	991	1,001
Catamaran Corp.,
4.750%, 3–15–21	645	645
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (A)(D)	1,236	1,254

FWCT–2 Escrow Corp.,
6.875%, 2–1–22 (B)	1,229	1,302
HCA Holdings, Inc.,
6.250%, 2–15–21 (B)	8,335	8,877
HCA, Inc.,
7.500%, 2–15–22 (B)	5,500	6,284
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (A)	1,314	1,343
Tenet Healthcare Corp.:
6.000%, 10–1–20 (B)	1,042	1,119
8.125%, 4–1–22 (B)	4,337	4,847

		27,938

Health Care Services – 1.8%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (A)	5,000	5,250

Pharmaceuticals – 0.3%
Salix Pharmaceuticals Ltd.,
6.000%, 1–15–21 (A)(B)	785	800

Total Health Care – 11.8%		34,694
Industrials

Aerospace & Defense – 2.3%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (A)	6,000	5,670
TransDigm, Inc.,
6.500%, 7–15–24	1,019	1,024

		6,694

Air Freight & Logistics – 0.3%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (B)	979	1,057

Building Products – 1.4%
CPG Merger Sub LLC,
8.000%, 10–1–21 (A)	1,311	1,340
Ply Gem Industries, Inc.:
6.500%, 2–1–22	1,302	1,224
6.500%, 2–1–22 (A)	716	666
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (A)	908	901

		4,131

Diversified Support Services – 4.6%
Algeco Scotsman Global Finance plc,
8.500%, 10–15–18 (A)(B)	10,575	10,205
Nexeo Solutions LLC,
8.375%, 3–1–18	3,481	3,377

		13,582

Industrial Machinery – 0.1%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19 (B)	293	314

Railroads – 0.7%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (A)	1,462	1,447
9.750%, 5–1–20 (A)	607	604

		2,051

Total Industrials – 9.4%		27,829
Information Technology

Application Software – 0.8%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (A)(B)	971	1,015
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (A)(D)	1,306	1,280

		2,295

Communications Equipment – 1.4%
Eagle Midco, Inc.,
9.000%, 6–15–18 (A)(D)	4,000	4,090

Data Processing & Outsourced Services – 0.6%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (A)	1,853	1,830

Electronic Manufacturing Services – 0.5%
KEMET Corp.,
10.500%, 5–1–18	1,440	1,480

IT Consulting & Other Services – 1.4%
iGATE Corp.,
4.750%, 4–15–19 (B)	1,667	1,667
NCR Escrow Corp.:
5.875%, 12–15–21 (B)	1,154	1,186
6.375%, 12–15–23 (B)	1,233	1,282

		4,135

Semiconductors – 1.3%
Micron Technology, Inc.:
5.875%, 2–15–22 (A)(B)	1,798	1,888
5.500%, 2–1–25 (A)(B)	1,857	1,875

		3,763

Technology Distributors – 0.0%
Sophia L.P. and Sophia Finance, Inc.,
9.625%, 12–1–18 (A)(D)	107	107

Total Information Technology – 6.0%		17,700
Materials

Aluminum – 1.3%
Constellium N.V.:
8.000%, 1–15–23 (A)	1,642	1,634
5.750%, 5–15–24 (A)(B)	260	226
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (A)(D)	1,774	1,885

		3,745

Construction Materials – 0.4%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (A)	1,220	1,171

Diversified Metals & Mining – 4.8%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (A)(D)	1,436	1,264
Compass Minerals International, Inc.,
4.875%, 7–15–24 (A)(B)	1,500	1,455
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (A)(B)	391	408
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (A)(B)	2,350	2,138
6.875%, 4–1–22 (A)(B)	9,064	7,546
Lundin Mining Corp.:
7.500%, 11–1–20 (A)(B)	715	708
7.875%, 11–1–22 (A)(B)	681	681

		14,200

Metal & Glass Containers – 1.8%
Ardagh Finance Holdings,
8.625%, 6–15–19 (A)(D)	1,443	1,421
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (A)(B)	200	191
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (A)	1,812	1,685
Signode Industrial Group,
6.375%, 5–1–22 (A)	1,955	1,906

		5,203

Precious Metals & Minerals – 1.0%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (A)(E)	3,000	3,060

Total Materials – 9.3%		27,379
Telecommunication Services

Alternative Carriers – 0.9%
Level 3 Communications, Inc.,
5.750%, 12–1–22 (A)	2,694	2,711

Integrated Telecommunication Services – 10.8%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (A)(B)	403	404
CenturyLink, Inc.:
5.625%, 4–1–20 (B)	349	362
5.800%, 3–15–22 (B)	13,000	13,487
Frontier Communications Corp.:
6.250%, 9–15–21 (B)	811	815
7.125%, 1–15–23 (B)	682	694
6.875%, 1–15–25 (B)	649	649
Level 3 Escrow II, Inc.,
5.375%, 8–15–22 (A)(B)	1,709	1,718
Sprint Corp.:
7.250%, 9–15–21 (B)	9,458	9,375
7.875%, 9–15–23 (B)	4,459	4,402

		31,906

Wireless Telecommunication Service – 2.3%
DigitalGlobe, Inc.,
5.250%, 2–1–21 (A)(B)		1,388	1,319
Telecom Italia S.p.A.,
5.303%, 5–30–24 (A)(B)		769	779
T–Mobile USA, Inc.:
6.464%, 4–28–19 (B)		728	757
6.542%, 4–28–20 (B)		788	814
6.633%, 4–28–21 (B)		1,120	1,149
6.125%, 1–15–22 (B)		372	378
6.731%, 4–28–22 (B)		158	163
6.000%, 3–1–23 (B)		597	598
6.500%, 1–15–24 (B)		221	226
6.375%, 3–1–25 (B)		487	495

			6,678

Total Telecommunication Services – 14.0%			41,295
Utilities

Renewable Electricity – 0.4%
Abengoa Yield plc,
7.000%, 11–15–19 (A)		1,108	1,091

Total Utilities – 0.4%			1,091

TOTAL CORPORATE DEBT SECURITIES – 107.0%			$315,315
(Cost: $327,262)

LOANS(E)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		745	735

Apparel Retail – 4.9%
Hoffmaster Group, Inc.,
10.000%, 5–6–21		1,222	1,197
True Religion Apparel, Inc.:
5.875%, 7–29–19		7,013	6,399
5.875%, 7–30–19		7,500	6,844

			14,440

Auto Parts & Equipment – 2.0%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		6,112	5,797

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (C)	CAD	2	2
5.650%, 11–26–19 (C)		734	625

			627

General Merchandise Stores – 2.0%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$1,275	1,250
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		4,641	4,577

			5,827

Housewares & Specialties – 0.9%
KIK Custom Products, Inc.:
5.500%, 5–17–19	1,871	1,827
9.500%, 11–17–19	781	776

		2,603

Movies & Entertainment – 4.1%
Formula One Holdings Ltd. and Delta Two S.a.r.l.:
4.750%, 7–15–21	775	755
7.750%, 7–29–22	500	485
Yonkers Racing Corp.,
8.750%, 8–20–20	15,889	10,924

		12,164

Restaurants – 0.4%
TGI Friday’s, Inc.:
5.250%, 6–20–20	27	27
5.250%, 6–20–20	3	3
6.590%, 6–20–20	70	70
9.250%, 6–20–21	1,063	1,042

		1,142

Specialized Consumer Services – 0.3%
Wand Intermediate I L.P.:
4.750%, 9–2–21	487	481
8.250%, 9–2–22	487	486

		967

Total Consumer Discretionary – 15.0%		44,302
Consumer Staples

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–15–22	979	967

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC,
7.750%, 6–19–22	748	730

Total Consumer Staples – 0.6%		1,697
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20	966	947

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd.,
6.250%, 5–13–20	1,378	963

Oil & Gas Equipment & Services – 0.3%
Regent Purchaser Investment, Inc.,
6.000%, 7–22–21	1,141	899

Oil & Gas Refining & Marketing – 1.2%
Fieldwood Energy LLC,
8.375%, 9–30–20	1,684	1,223
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (D)	3,209	2,391

		3,614

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	2,435	2,399
11.750%, 2–16–21	1,224	1,199

		3,598

Total Energy – 3.4%		10,021
Financials

Consumer Finance – 0.3%
TransFirst, Inc.:
5.500%, 10–16–21	257	255
9.000%, 10–16–22	692	682

		937

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC,
8.500%, 5–29–22	1,500	1,440

Total Financials – 0.8%		2,377
Health Care

Health Care Facilities – 1.0%
Surgery Center Holdings, Inc.:
5.250%, 7–24–20	1,553	1,510
8.500%, 7–24–21	1,553	1,495

		3,005

Life Sciences Tools & Services – 0.6%
Atrium Innovations, Inc.,
7.750%, 7–29–21	1,740	1,622

Total Health Care – 1.6%		4,627
Industrials

Air Freight & Logistics – 0.1%
DAE Aviation Holdings, Inc.,
7.750%, 7–29–19	229	222

Building Products – 1.4%
GYP Holdings III Corp.:
4.750%, 3–27–21	479	464
7.750%, 3–27–22	2,012	1,992
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–24–22	1,719	1,547

		4,003

Construction & Engineering – 0.3%
Tensar International Corp.:
5.750%, 7–9–21	446	399
9.500%, 7–9–22	604	477

		876

Industrial Machinery – 0.7%
Accudyne Industries LLC,
4.000%, 12–13–19	89	83
Capital Safety North America Holdings, Inc.,
6.500%, 3–26–22	1,769	1,672
NN, Inc.,
6.000%, 7–18–21	400	398

		2,153

Research & Consulting Services – 1.7%
Larchmont Resources LLC,
8.250%, 8–7–19	5,226	5,030

Total Industrials – 4.2%		12,284
Information Technology

Application Software – 1.5%
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	2,400	2,593
TIBCO Software, Inc.,
6.500%, 11–25–20	1,748	1,690

		4,283

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 1–27–22	1,412	1,324

IT Consulting & Other Services – 1.7%
Active Network, Inc. (The):
5.500%, 11–15–20	1,310	1,279
9.500%, 11–15–21	2,147	2,056
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	1,761	1,598

		4,933

Total Information Technology – 3.6%		10,540
Materials

Construction Materials – 1.1%
Quickrete Holdings, Inc.,
7.000%, 3–19–21	261	259
U.S. LBM Holdings LLC:
8.000%, 4–25–20	1,794	1,754
8.000%, 4–25–20	1,355	1,324

		3,337

Diversified Metals & Mining – 0.4%
EP Minerals LLC:
5.500%, 7–24–20	554	548
8.500%, 7–24–21	545	542

		1,090

Metal & Glass Containers – 0.2%
Consolidated Container Co. LLC,
7.750%, 1–3–20	451	430

Paper Packaging – 1.1%
FPC Holdings, Inc.,
9.250%, 5–27–20	2,500	2,400
Ranpak (Rack Merger),
8.250%, 9–22–22	873	868

		3,268

Specialty Chemicals – 0.2%
Chromaflo Technologies Corp.,
8.250%, 6–2–20	706	692

Total Materials – 3.0%		8,817

Telecommunication Services

Alternative Carriers – 0.2%
Cable & Wireless Communications,
0.000%, 11–6–16 (F)	700	696

Total Telecommunication Services – 0.2%		696
Utilities

Independent Power Producers & Energy Traders – 1.4%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (F)	192	191
6.375%, 8–13–19	3,971	3,941

		4,132

Total Utilities – 1.4%		4,132

TOTAL LOANS – 33.8%		$99,493
(Cost: $108,327)

SHORT–TERM SECURITIES
Commercial Paper(G) – 1.8%
Exxon Mobil Corp.,
0.010%, 1–2–15	4,201	4,201
Mondelez International, Inc.,
0.350%, 1–2–15	1,323	1,323

		5,524

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (H)	541	541

TOTAL SHORT-TERM SECURITIES – 2.0%		$6,065
(Cost: $6,065)

TOTAL INVESTMENT SECURITIES – 142.8%		$420,873
(Cost: $441,654)

BORROWINGS(I) – (45.6)%		(134,500)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.8%		8,293

NET ASSETS – 100.0%		$294,666

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $188,804 or 64.1% of net assets.

(B)	All or a portion of securities with an aggregate value of $145,294 have been pledged as collateral on open borrowings.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, CHF - Swiss Franc, EUR - Euro and GBP - British Pound).

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Rate shown is the yield to maturity at December 31, 2014.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

(I)	Borrowings Payable as a percentage of Total Investments is 32.0%.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,023	U.S. Dollar	1,604	1-14-15	Morgan Stanley International	$10	$—
Euro	4,546	U.S. Dollar	5,649	1-14-15	Morgan Stanley International	148	—
Swiss Franc	2,060	U.S. Dollar	2,131	1-14-15	Morgan Stanley International	59	—
						$217	$—

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$309,799	$5,516
Loans	—	75,837	23,656
Short-Term Securities	—	6,065	—

Total	$—	$391,701	$29,172

Forward Foreign Currency Contracts	$—	$217	$—

Liabilities
Payable for Borrowing	$—	$134,500	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 10-1-14	$286	$45,648
Net realized gain (loss)	—	(775)
Net change in unrealized appreciation (depreciation)	(354)	(870)
Purchases	252	5,079
Sales	—	(4,616)
Amortization/Accretion of premium/discount	—	57
Transfers into Level 3 during the period	5,618	7,774
Transfers out of Level 3 during the period	(286)	(28,641)
Ending Balance 12-31-14	$5,516	$23,656
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$(354)	$(833)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2014, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$5,516	Third-party valuation service	Broker quotes
Loans	$23,656	Third-party valuation service	Broker quotes

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$441,654

Gross unrealized appreciation	3,575
Gross unrealized depreciation	(24,356)

Net unrealized depreciation	$(20,781)

ITEM 2. CONTROLS	AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2015